Gains/(Losses) On Derivative Instruments And Other Financial Items, Net - Schedule of Other Financial Items (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	$ 17,063	$ (54,543)
Foreign exchange gain (loss)	(814)	(614)
Amortization of debt guarantee	1,942	3,375
Financing arrangement fees and other costs	(268)	(611)
Others	(336)	(164)
Other financial items, net	524	1,986
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	18,557	(44,169)
Interest expense on undesignated interest rate swaps	(1,734)	(3,640)
Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	0	(1,683)
Foreign exchange gain (loss)	240	0
Equity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	$ 0	$ (5,051)